ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees

Details of the Company’s principal subsidiaries, VIEs, a VIE’s subsidiary and equity investees as of December 31, 2014 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership	Principal activities
Subsidiaries of the Company:
Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding and operations of online marketing
Zhuhai Juntian Electronic Technology Co., Ltd. (“Zhuhai Juntian”)	September 28, 2000	The PRC	100%	Investment holding, research and development and provision of internet security services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of internet security services and research and development of online applications
Conew.com Corporation (“Conew”)	October 6, 2008	British Virgin Islands (“BVI”)	100%	Investment holding
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Research and development of mobile applications and provision of online marketing services
Cheetah Mobile America, Inc. (“Cheetah Mobile America”)	November 28, 2012	United States	100%	Provision of mobile marketing and value-added services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of online marketing services
Hong Kong Youloft Technology Limited (“Youloft HK”)	August 1, 2014	Hong Kong	51.9%	Provision of online marketing services

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership	Principal activities
VIEs
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beike Internet (Beijing) Security Technology Co., Ltd. (“Beike Internet”)	April 15, 2009	The PRC	Nil	Provision of online marketing services
Beijing Kingsoft Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet value-added services
Beijing Antutu Technology Co., Ltd. (“Beijing Antutu”)	June 14, 2013	The PRC	Nil	Research and development of mobile applications
Guangzhou Kingsoft Network Technology Co., Ltd. (“Guangzhou Kingsoft”)	September 1, 2013	The PRC	Nil	Research and development of mobile applications
Subsidiary of Beike Internet
Suzhou Jiangduoduo Technology Co., Ltd. (“Suzhou JDD”)	January 8, 2014	The PRC	85.7%	Provision of online lottery sales services
Equity investees
Beijing Kingsoft Security Management System Technology Co., Ltd. (“Beijing Security System Technology”)	March 13, 2013	The PRC	40%	Sales and distribution of internet security software and provision of internet security services
Wuhan Antian Information Technology Co., Ltd. (“Wuhan Antian”)	April 8, 2010	The PRC	40%	Research and development of mobile security software
Moxiu Technology (Beijing) Co., Ltd (“Moxiu Technology”)	June 6, 2008	The PRC	50.5%	Provision of mobile application development
Kingsoft Japan Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	41.5%	Sale, distribution and development of software and mobile application in Japan

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs

The carrying amounts and classifications of the assets and liabilities of the VIEs and a VIE’s subsidiary are as follows:

	As of December 31,
	2013	2014
	RMB	RMB	US$

Cash and cash equivalents	141,785	69,702	11,234
Accounts receivable	82,911	125,909	20,293
Prepayments and other current assets	23,949	40,702	6,560
Due from related parities	7,702	224,776	36,227
Deferred tax assets	63	—	—
Total current assets	256,410	461,089	74,314

Property and equipment , net	21,114	35,026	5,645
Intangible assets, net	8,224	32,323	5,210
Goodwill	962	24,708	3,982
Long-term investments	—	172,778	27,847
Deferred tax assets	306	—	—
Other non-current assets	693	5,932	956
Total non-current assets	31,299	270,767	43,640

Total assets	287,709	731,856	117,954

Accounts payable	17,997	37,818	6,095
Accrued expenses and other current liabilities	88,287	95,809	15,442
Deferred revenue	—	34,225	5,516
Due to related parties (i)	78,501	422,673	68,123
Income tax payable	700	—	—
Total current liabilities (i)	185,485	590,525	95,176

Other non-current liabilities	—	2,828	456
Total non-current liabilities	—	2,828	456
Total liabilities	185,485	593,353	95,632

(i)

As of December 31, 2013 and 2014, the current liabilities of the VIEs and a VIE’s subsidiary included amounts due to subsidiaries of the Group of RMB77,711 and RMB411,212 (US$66,275), respectively, which were eliminated upon consolidation by the Company. The balances due to related parties include the services fee payable to Beijing Security and Conew Network of RMB25,987 and RMB243,000 (US$39,164) as of December 31, 2013 and 2014, respectively. On October 1, 2014, Conew Network entered into a one-year loan facility of RMB100,000 (US$16,117) at an interest rate with reference to the market rate with 30% discount to Beijing Network to provide financial support to Beijing Network should it be required for its operations. As of December 31, 2014, the loan facility was being fully utilized.

Schedule of financial performance and cash flows of the VIEs

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Revenues	188,099	682,250	1,536,443	247,630
Cost of revenues	44,475	167,138	596,371	96,118
Net income (loss)	(5,544)	77,207	13,847	2,232
Net cash provided by operating activities	37,958	102,861	188,513	30,383
Net cash used in investing activities	5,730	22,814	267,346	43,088
Net cash provided in financing activities	16,500	13,000	6,750	1,088